UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 44,761,426	$ 87,896,786
Accounts receivable trade, net	4,335,195	2,688,116
Due from related parties	$ 11,218,334	$ 6,393,625
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 875,672	$ 1,552,262
Prepaid expenses and other assets	3,496,994	3,773,218
Income tax receivable	16,557,458	11,844,503
Investment in equity securities	53,946,029	69,119,010
Assets held for sale	35,793,985	69,430,788
Accrued charter revenue	0	52,084
Derivative Assets	1,748,191	1,107,832
Total current assets	172,733,284	253,858,224
NON-CURRENT ASSETS:
Due from related parties	$ 2,893,839	$ 3,504,667
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 1,670,808	$ 204,146
Deferred charges, net	5,547,347	2,205,544
Fair value of acquired time charters	0	119,733
Investment in related party	117,564,356	117,560,467
Equity method investments	51,758,664	50,503,722
Equity method investments measured at fair value	122,478,949	115,455,048
Equity investments	9,041,629	4,661,658
Goodwill	23,813,811	17,932,243
Intangible assets, net	20,671,700	19,323,603
Operating lease right-of-use assets	8,001,169	7,770,979
Deferred tax assets	3,503,424	1,839,503
Total non-current assets	530,076,213	543,518,697
Total assets	702,809,497	797,376,921
CURRENT LIABILITIES:
Liabilities directly associated with assets held for sale	17,896,996	17,656,371
Accounts payable	2,509,450	2,127,051
Deferred revenue	879,070	578,452
Accrued liabilities (including $364,205 and $0 accrued interest to related party, respectively)	16,145,159	23,045,515
Due to related parties	$ 1,104,166	$ 889,020
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liabilities	$ 871,779	$ 1,389,542
Operating lease liabilities	1,217,021	1,049,167
Income tax payable	5,703,155	6,642,888
Total current liabilities	47,498,386	64,401,785
NON-CURRENT LIABILITIES:
Other accrued liabilities	167,650	166,156
Operating lease liabilities	6,784,148	6,721,813
Deferred tax liabilities	11,794,639	8,096,383
Total non-current liabilities	22,847,002	107,509,414
Commitments and contingencies
MEZZANINE EQUITY:
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 100,000 shares issued and outstanding as of December 31, 2024, and June 30, 2025, aggregate liquidation preference of $100,000,000 as of December 31, 2024 and June 30, 2025, respectively	79,159,445	77,708,258
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 9,662,354 issued and outstanding as of December 31, 2024 and June 30, 2025	9,662	9,662
Preferred shares, $0.001 par value: 50,000,000 shares authorized; Series B Preferred Shares - 12,000 shares issued and outstanding as of December 31, 2024, and June 30, 2025	12	12
Additional paid-in capital	265,341,318	265,389,338
Retained earnings	210,744,552	228,527,153
Accumulated other comprehensive (loss) / income	19,849,615	(1,509,187)
Total Castor Maritime Inc. shareholders' equity	495,945,159	492,416,978
Noncontrolling interests	57,359,505	55,340,486
Total shareholders' equity	553,304,664	547,757,464
Total liabilities, mezzanine equity and shareholders' equity	702,809,497	797,376,921
Vessels [Member]
NON-CURRENT ASSETS:
Property and equipment, net	160,905,994	200,443,193
Property and Equipment [Member]
NON-CURRENT ASSETS:
Property and equipment, net	2,224,523	1,994,191
Nonrelated Party [Member]
CURRENT LIABILITIES:
Current portion of long-term debt, net	1,171,590	1,053,156
NON-CURRENT LIABILITIES:
Long-term debt, net	4,100,565	2,603,900
Related Party [Member]
CURRENT LIABILITIES:
Current portion of long-term debt, net	0	9,970,623
NON-CURRENT LIABILITIES:
Long-term debt, net	$ 0	$ 89,921,162